ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3 years	3 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	10 years	10 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	3 years	3 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	15 years	15 years